Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Revenues:
Patient services	$ 26,183,803	$ 21,724,423	$ 65,607,006	$ 56,211,160	$ 79,954,593	$ 38,240,925
Provision for doubtful accounts	(1,562,147)	(682,319)	(2,799,237)	(2,409,733)	(3,755,035)	(966,420)
Net patient services revenue	24,621,656	21,042,104	62,807,769	53,801,427	76,199,558	37,274,505
Management fees from affiliates	1,352,909	1,460,163	4,056,981	4,986,012	6,514,089	7,945,061
Other revenue	1,450,021	1,048,381	4,271,194	3,845,254	4,545,608	828,471
Revenues	27,424,586	23,550,648	71,135,944	62,632,693	87,259,255	46,048,037
Equity in earnings of affiliates	616,959	1,448,898	2,039,811	4,502,759	5,885,188	6,927,466
Operating Expenses:
Salaries and benefits	7,339,528	6,974,734	22,317,768	19,770,112	28,244,950	15,659,561
Supplies	6,748,785	6,659,330	17,383,162	16,993,555	22,871,118	11,114,752
Other operating expenses	10,655,907	8,609,650	28,810,032	24,513,007	32,916,003	18,467,864
Impairment of goodwill		20,847,608		20,847,608	21,864,781
Impairment of equity investment in affiliate					1,640,389	200,000
Depreciation and amortization	1,320,527	1,290,779	4,204,828	3,636,840	5,093,246	2,593,969
Total operating expenses	26,064,747	44,382,101	72,715,790	85,761,122	112,630,487	48,036,146
Other Income (Expense):
Interest expense, net	(324,700)	(552,763)	(1,329,932)	(1,575,535)	(2,171,327)	(1,263,797)
Gain on forgiveness of debt		7,108,562		7,108,562	7,108,562
Gain on sale-leaseback of real estate		4,027,562		4,027,562	3,961,277
Loss on sale of equity investments in affiliates						(173,499)
Other income (expense)	30,000	36,694	30,840	39,852	144,776	273,699
Net other income (expense)	(294,700)	10,620,055	(1,299,092)	9,600,441	9,043,288	(1,163,597)
Income (loss) from continuing operations, before taxes	1,682,098	(8,762,500)	(839,127)	(9,025,229)	(10,442,756)	3,775,760
Provision for income taxes		(5,129,627)	852,005	(5,129,627)	(3,777,113)
Income (loss) from continuing operations, net of taxes	1,682,098	(13,892,127)	12,878	(14,154,856)	(14,219,869)	3,775,760
Loss from discontinued operations, net of tax	(119,785)	(196,705)	(620,823)	(196,705)	(839,238)
Net income (loss)	1,562,313	(14,088,832)	(607,945)	(14,351,561)	(15,059,107)	3,775,760
Less: Net income attributable to noncontrolling interests	1,208,648	2,402,532	2,054,872	1,522,445	4,345,417	46,867
Net income (loss) attributable to Foundation Healthcare	353,665	(16,491,364)	(2,662,817)	(15,874,006)	(19,404,524)	3,728,893
Preferred noncontrolling interests dividends	(199,502)	(121,414)	(585,640)	(720,621)	(1,022,103)	(1,274,985)
Net income (loss) attributable to Foundation Healthcare common stock	154,163	(16,612,778)	(3,248,457)	(16,594,627)	(20,426,627)	2,453,908
Earnings per common share (basic and diluted):
Net income (loss) attributable to continuing operations attributable to Foundation Healthcare common stock	$ 0.02	$ (1.08)	$ (0.15)	$ (1.29)	$ (1.44)	$ 0.21
Loss from discontinued operations, net of tax	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.06)
Basic and diluted net income (loss) per share	$ 0.01	$ (1.09)	$ (0.19)	$ (1.31)	$ (1.50)	$ 0.21
Weighted average number of common and diluted shares outstanding	17,182,473	15,156,144	17,016,318	12,698,957	13,635,286	11,450,000
Pro Forma
Other Income (Expense):
Provision for income taxes		(1,008,978)		(1,240,455)	(914,350)	(1,434,789)
Less: Net income attributable to noncontrolling interests		2,401,087		1,170,410
Net income (loss) attributable to Foundation Healthcare common stock		$ (16,537,792)		$ (15,801,321)	$ (20,526,464)	$ 1,019,119
Earnings per common share (basic and diluted):
Basic and diluted net income (loss) per share		$ (1.09)		$ (1.24)	$ (1.51)	$ 0.09